Exchange Act-Forms

                                  FORM 13F-HR


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                                    FORM 13F


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.


Name: OVMC IV, L.L.C.
Addess: 2420 Carillon Point Kirkland, WA 987033

Form 13F File Number:

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Charles P. Waite, Jr.

Title:  Managing Member

Phone:  425-889-9192

Signature, Place, and Date of Signing:

/s/ Charles P. Waite, Jr.
--------------------------------------------------------------------------------
[Signature]

Kirkland, WA
--------------------------------------------------------------------------------
[City, State]

February 13, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:


Form 13F Information Table Entry Total:                       5
                                                       ---------

Form 13F Information Table Value Total:                 $46,007
                                                       ---------
                                                      (thousands)

List of Other Included Managers:

                                                   FORM 13F INFORMATION TABLE


                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
Loudeye Technologies, Inc.   Common      91972C106       4,328       3,644,754  SH  Sole                    3,644,754      0      0
Openwave Systems, Inc.       Common      683718100       5,589         116,590  SH  Sole                      116,590      0      0
Rosetta Inpharmatics, Inc.   Common      894650100      19,633       1,227,039  SH  Sole                    1,227,039      0      0
SignalSoft Corporation       Common      82668M102      11,118       1,133,068  SH  Sole                    1,133,068      0      0
Vascular Solutions, Inc.     Common      92231M109       5,339         724,000  SH  Sole                      724,000      0      0
                                        Total Value     46,007
